LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS.
Schedule of long term investments

	Ownership
December 31,	Interest	2014	2013
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Seaway Pipeline	50.0%	2,782	2,048
Chicap Pipeline	43.8%	33	29
Mustang Pipeline	30.0%	25	23
Southern Access Extension	65.0%	263	-
Other	75.0%	7	-
Gas Pipelines, Processing and Energy Services
Aux Sable	42.7% - 50.0%	311	306
Alliance Pipeline US1	-	-	201
Vector Pipeline	60.0%	141	125
Offshore - various joint ventures	22.0% - 74.3%	429	401
Other	33.3% - 70.0%	12	11
Sponsored Investments
Texas Express Pipeline	35.0%	442	396
Alliance Pipeline Canada and US1	50.0%	374	165
Other	50.0%	67	62
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	19.3% - 49.99%	45	56
Other Long-Term Investments
Corporate
Noverco Preferred Shares		323	287
Other		154	102
		5,408	4,212
1

In November 2014, Enbridge’s interest in Alliance Pipeline US was transferred to the Fund. As a result, $203 million of Long-term investments as at December 31, 2014 were reclassified from Gas Pipelines, Processing and Energy Services to Sponsored Investments. The Alliance Pipeline US balance of $201 million in Gas Pipelines, Processing and Energy Services as at December 31, 2013 has not been reclassified for presentation purposes.

Summary of income statement of the entity's interest in unconsolidated equity investments of joint ventures

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Revenues	1,790	1,212	956
Commodity costs	(661)	(371)	(236)
Operating and administrative expense	(360)	(268)	(244)
Depreciation and amortization	(232)	(175)	(159)
Other income/(expense)	(1)	4	4
Interest expense	(84)	(74)	(81)
Earnings before income taxes	452	328	240

Summary of balance sheet of the entity's interest in unconsolidated equity investments of joint ventures

December 31,	2014	2013
(millions of Canadian dollars)
Current assets	472	366
Property, plant and equipment, net	5,169	4,050
Deferred amounts and other assets	34	35
Intangible assets, net	77	75
Goodwill	742	680
Current liabilities	(712)	(395)
Long-term debt	(811)	(994)
Other long-term liabilities	(85)	(50)
Net assets	4,886	3,767